Long-Term Investments (Tables)	9 Months Ended
Sep. 30, 2025
Long-Term Investments [Abstract]
Schedule of Long-Term Investments

As of September 30, 2025 and December 31, 2024, long-term investments were comprised of the following:

	September 30,	December 31,
	2025	2024
Investment in Quleduo	$1,500,000	$1,500,000
Investment in AIFLIX LLC (“AIFlix”)	213,000	-
Less: share of equity loss in Quleduo	(21,300)	(19,200)
	$1,691,700	$1,480,800